Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As discussed above, the Compensation Committee has implemented an executive compensation program designed to link a substantial portion of our executives' compensation to the achievement of the Company’s financial, operational and strategic objectives. The following tables set forth information concerning the compensation and compensation actually paid to Mark Winmill, President and CEO, our principal executive officer ("PEO"), and Thomas O'Malley, CFO, and Donald Klimoski II,

SVP - Operations and General Counsel, our other named executive officers ("NEOs"), calculated in accordance with SEC regulations, for fiscal years 2024 and 2023, and our financial performance for each such fiscal year:

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (TSR) (5)	Net Income (6)
2024	$813,323	$906,449	$354,138	$394,464	$122	$2,123,743
2023	$593,068	$592,134	$269,016	$268,433	$101	$2,938,769
2022	$526,253	$512,756	$208,558	$202,704	$90	$2,057,723

(1) This column represents the amount of total compensation reported for Mr. Winmill, President and Chief Executive Officer of the Company, for each corresponding year in the "Total" column of the Summary Compensation Table ("SCT"). Refer to "Executive Compensation - Summary Compensation Table."

(2) This column represents the amount of "compensation actually paid" to Mr. Winmill, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Winmill during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Winmill's total compensation for each year to determine the Compensation Actually Paid ("CAP").

Year	SCT Total for PEO	Grant Date Fair Value of Current Year Equity Awards included in SCT (A)	Fair Value Adjustments to SCT Table (B)	CAP to PEO
2024	$813,323	$(273,879)	$367,005	$906,449
2023	$593,068	$(82,470)	$81,536	$592,134
2022	$526,253	$(55,899)	$42,402	$512,756

(A) The reported value of equity awards represents the total amounts reported in the "Stock Awards" column in the SCT for the applicable year.

(B) The equity award adjustments for each applicable year include the addition (or subtraction, if any, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts shown for 2023 have been corrected due to adjustments for the change in fair value from the end of the prior fiscal year to the vesting date for awards granted in prior years that vest in the covered fiscal year and the dollar value of dividends paid on stock awards in the covered fiscal year prior to the vesting date that were not otherwise reflected in the fair value of such award or included in any other component of the total compensation for the covered fiscal year as included in the table below. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Fair Value of Current Year Equity Awards at December 31, (a)	Change in Fair Value of Prior Years' Awards Unvested at December 31, (b)	Fair Value of Current Year Vested Awards (c)	Change in Fair Value of Prior Years' Awards Vested through the Year Ended December 31, (d)	Change in Value of Prior Year's Awards Failed to Vest through the Year Ended December 31, (e)	Dividends on Unvested Awards/Accrued Dividends (f)	Equity Value included in CAP (g) = (a)+(b)+(c)+(d)+(e)+(f)
2024	$274,554	$9,902	$58,910	$4,536	$ —	$ 19,103	$367,005
2023	$60,779	$(3,870)	$14,541	$696	$ —	$9,390	$81,536
2022	$40,119	$(15,495)	$10,260	$(1,790)	$ —	$9,308	$42,402

(3) This column represents the average of the amounts reported for our non-PEO NEOs as group in the "Total" column of the SCT in each applicable year. The NEOs included for purposes of calculating the average amounts in each applicable year were Mr. O'Malley and Mr. Klimoski.

(4) This column represents the average amount of "compensation actually paid" to our non-PEO NEOs as a group, as computed in accordance with Item 401(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-PEO NEOs as a group for each year to determine the compensation actually paid, using the same methodology described in Notes 2 and 3:

Year	Average Reported SCT Total for Non-PEO NEOs	Average Grant Date Fair Value of Current Year Equity Awards included in SCT (A)	Average Fair Value Adjustments to SCT Table (B)	Average CAP to Non-PEO NEOs
2024	$354,138	$(118,696)	$159,022	$394,464
2023	$269,016	$(35,969)	$35,386	$268,433
2022	$208,558	$(24,380)	$18,526	$202,704

(A) The reported value of equity awards represents the total amounts reported in the "Stock Awards" column in the SCT for the applicable year.

(B) The equity award adjustments for each applicable year include the addition (or subtraction, if any, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts shown for 2023 have been corrected due to adjustments for the change in fair value from the end of the prior fiscal year to the vesting date for awards granted in prior years that vest in the covered fiscal year and the dollar value of dividends paid on stock awards in the covered fiscal year prior to the vesting date that were not otherwise reflected in the fair value of such award or included in any other component of the total compensation for the covered fiscal year as included in the table below. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Average Fair Value of Current Year Equity Awards at December 31, (a)	Average Change in Fair Value of Prior Years' Awards Unvested at December 31, (b)	Average Fair Value of Current Year Vested Awards (c)	Average Change in Fair Value of Prior Years' Awards Vested through the Year Ended December 31, (d)	Average Change in Value of Prior Year's Awards Failed to Vest through the Year Ended December 31, (e)	Average Value of Dividends on Unvested Awards/Accrued Dividends (f)	Total Average Equity Value included in CAP (g) = (a)+(b)+(c)+(d)+(e)+(f)
2024	$118,992	$4,314	$25,531	$1,963	$ —	$8,222	$159,022
2023	$26,508	$(1,679)	$6,342	$304	$ —	$3,911	$35,386
2022	$17,500	$(6,707)	$4,473	$(777)	$ —	$4,037	$18,526

(5) Cumulative TSR is calculated assuming an initial investment of $100 in our common stock and calculating the value of such investment at the end of each year shown in the table, assuming reinvestment of any dividends.

(6) This column represents the reported amount of net income reflected in our audited financial statements for the applicable year.

Named Executive Officers, Footnote	This column represents the amount of total compensation reported for Mr. Winmill, President and Chief Executive Officer of the Company, for each corresponding year in the "Total" column of the Summary Compensation Table ("SCT"). Refer to "Executive Compensation - Summary Compensation Table."
PEO Total Compensation Amount	$ 813,323	$ 593,068	$ 526,253
PEO Actually Paid Compensation Amount	$ 906,449	592,134	512,756
Adjustment To PEO Compensation, Footnote

Year	SCT Total for PEO	Grant Date Fair Value of Current Year Equity Awards included in SCT (A)	Fair Value Adjustments to SCT Table (B)	CAP to PEO
2024	$813,323	$(273,879)	$367,005	$906,449
2023	$593,068	$(82,470)	$81,536	$592,134
2022	$526,253	$(55,899)	$42,402	$512,756

(A) The reported value of equity awards represents the total amounts reported in the "Stock Awards" column in the SCT for the applicable year.

(B) The equity award adjustments for each applicable year include the addition (or subtraction, if any, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts shown for 2023 have been corrected due to adjustments for the change in fair value from the end of the prior fiscal year to the vesting date for awards granted in prior years that vest in the covered fiscal year and the dollar value of dividends paid on stock awards in the covered fiscal year prior to the vesting date that were not otherwise reflected in the fair value of such award or included in any other component of the total compensation for the covered fiscal year as included in the table below. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Fair Value of Current Year Equity Awards at December 31, (a)	Change in Fair Value of Prior Years' Awards Unvested at December 31, (b)	Fair Value of Current Year Vested Awards (c)	Change in Fair Value of Prior Years' Awards Vested through the Year Ended December 31, (d)	Change in Value of Prior Year's Awards Failed to Vest through the Year Ended December 31, (e)	Dividends on Unvested Awards/Accrued Dividends (f)	Equity Value included in CAP (g) = (a)+(b)+(c)+(d)+(e)+(f)
2024	$274,554	$9,902	$58,910	$4,536	$ —	$ 19,103	$367,005
2023	$60,779	$(3,870)	$14,541	$696	$ —	$9,390	$81,536
2022	$40,119	$(15,495)	$10,260	$(1,790)	$ —	$9,308	$42,402

Non-PEO NEO Average Total Compensation Amount	$ 354,138	269,016	208,558
Non-PEO NEO Average Compensation Actually Paid Amount	$ 394,464	268,433	202,704
Adjustment to Non-PEO NEO Compensation Footnote

(3) This column represents the average of the amounts reported for our non-PEO NEOs as group in the "Total" column of the SCT in each applicable year. The NEOs included for purposes of calculating the average amounts in each applicable year were Mr. O'Malley and Mr. Klimoski.

(4) This column represents the average amount of "compensation actually paid" to our non-PEO NEOs as a group, as computed in accordance with Item 401(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-PEO NEOs as a group for each year to determine the compensation actually paid, using the same methodology described in Notes 2 and 3:

Year	Average Reported SCT Total for Non-PEO NEOs	Average Grant Date Fair Value of Current Year Equity Awards included in SCT (A)	Average Fair Value Adjustments to SCT Table (B)	Average CAP to Non-PEO NEOs
2024	$354,138	$(118,696)	$159,022	$394,464
2023	$269,016	$(35,969)	$35,386	$268,433
2022	$208,558	$(24,380)	$18,526	$202,704

(A) The reported value of equity awards represents the total amounts reported in the "Stock Awards" column in the SCT for the applicable year.

(B) The equity award adjustments for each applicable year include the addition (or subtraction, if any, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts shown for 2023 have been corrected due to adjustments for the change in fair value from the end of the prior fiscal year to the vesting date for awards granted in prior years that vest in the covered fiscal year and the dollar value of dividends paid on stock awards in the covered fiscal year prior to the vesting date that were not otherwise reflected in the fair value of such award or included in any other component of the total compensation for the covered fiscal year as included in the table below. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Average Fair Value of Current Year Equity Awards at December 31, (a)	Average Change in Fair Value of Prior Years' Awards Unvested at December 31, (b)	Average Fair Value of Current Year Vested Awards (c)	Average Change in Fair Value of Prior Years' Awards Vested through the Year Ended December 31, (d)	Average Change in Value of Prior Year's Awards Failed to Vest through the Year Ended December 31, (e)	Average Value of Dividends on Unvested Awards/Accrued Dividends (f)	Total Average Equity Value included in CAP (g) = (a)+(b)+(c)+(d)+(e)+(f)
2024	$118,992	$4,314	$25,531	$1,963	$ —	$8,222	$159,022
2023	$26,508	$(1,679)	$6,342	$304	$ —	$3,911	$35,386
2022	$17,500	$(6,707)	$4,473	$(777)	$ —	$4,037	$18,526

Compensation Actually Paid vs. Total Shareholder Return

Relationship to Compensation Actually Paid

The following charts show the relationship of the compensation actually paid to our PEO and the average compensation actually paid to our NEOs to our cumulative total stockholder return and net income for the periods indicated.

Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 122	101	90
Net Income (Loss)	$ 2,123,743	2,938,769	2,057,723
PEO Name	Mark Winmill
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (273,879)	(82,470)	(55,899)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	367,005	81,536	42,402
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	274,554	60,779	40,119
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,902	(3,870)	(15,495)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	58,910	14,541	10,260
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,536	696	(1,790)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,103	9,390	9,308
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	159,022
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(118,696)	(35,969)	(24,380)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	159,022	35,386	18,526
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	118,992	26,508	17,500
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,314	(1,679)	(6,707)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,531	6,342	4,473
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,963	304	(777)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 8,222	$ 3,911	$ 4,037